Related parties - The guarantees provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 10,849	₩ 17,238
New Lake Alliance | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	849	700
BNP Paribas Cardif Life Insurance | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	10,000	10,000
Neoplux Technology Valuation Investment Fund | Security underwriting commitment
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	0	6,000
JAEYOUNG SOLUTEC CO., LTD. | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	0	109
JAEYOUNG SOLUTEC CO., LTD. | Import letter of credit
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 0	₩ 429